SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current taxes	$ 69,869	$ 5,321	$ (71,316)
Deferred taxes
Income tax expense (benefit)	$ 69,869	$ 5,321	$ (71,316)